Average Annual Total Returns - Class T - DWS Floating Rate Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares 10 Years	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Mar. 15, 2017	5.68%	1.59%	3.17%	3.58%	(0.36%)	1.32%	2.31%	0.19%	1.56%	8.64%	4.45%	5.01%